Restructuring Charges - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended				12 Months Ended
	Jan. 31, 2013	Apr. 30, 2013	Apr. 30, 2013 Americas [Member]	Apr. 30, 2013 EMEA [Member]	Apr. 30, 2013 APAC [Member]	Apr. 30, 2013 Corporate operations [Member]	Oct. 31, 2012 Restructuring Plan 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2009 [Member]	Oct. 31, 2010 Restructuring Plan 2009 [Member]
Restructuring Reserve Disclosures [Abstract]
Facility charges							$ 4,000,000
Severance charges	3,000,000						10,000,000
Lease loss accruals									(2,000,000)
Charged to expense			2,500,000	400,000	100,000	2,400,000	(13,602,000)	(8,038,000)	(1,048,000)	(10,015,000)
Additional inventory reserves		$ 3,000,000